EARNINGS PER SHARE (Components of EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Oct. 15, 2021	Oct. 31, 2016
Basic earnings per share:
Net income available to stockholders	$ 104,429	$ 51,009
Diluted earnings per share:
Interest and other expenses attributable to dilutive convertible notes	3,747	(206)
Net income assuming dilution	$ 108,176	$ 50,803
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)	126,786,000	117,421,000
Diluted earnings per share:
Effect of dilutive share options (in shares)	38,000	0
Effect of dilutive convertible notes (in shares)	10,476,000	15,000
Weighted average number of common shares outstanding assuming dilution (in shares)	137,300,000	117,436,000
Basic earnings per share (in USD per share)	$ 0.82	$ 0.43
Diluted earnings per share (in USD per share)	$ 0.79	$ 0.43
Own-share lending arrangement, shares, issued (in shares)			8,000,000
Senior unsecured convertible bonds due 2021
Diluted earnings per share:
Own-share lending arrangement, shares, issued (in shares)				8,000,000
Senior unsecured convertible notes interest rate (in percentage)				5.75%
4.875% senior unsecured convertible notes due 2023
Diluted earnings per share:
Own-share lending arrangement, shares, issued (in shares)	3,765,842
Senior unsecured convertible notes interest rate (in percentage)	4.875%
Own-share lending arrangement, shares, total authorised for share lending arrangement	7,000,000